UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-07458

Tweedy, Browne Fund Inc.
(Exact name of registrant as specified in charter)

350 Park Avenue, 9th Floor
New York, NY 10022
(Address of principal executive offices) (Zip code)

M. Gervase Rosenberger

Tweedy, Browne Company LLC

350 Park Avenue, 9th Floor

New York, NY 10022
(Name and address of agent for service)

registrant’s telephone number, including area code: 212-916-0600

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

TWEEDY, BROWNE FUND INC.

SEMI-ANNUAL REPORT

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

September 30, 2012

TWEEDY, BROWNE FUND INC.

TWEEDY, BROWNE FUND INC.

Tweedy, Browne Global Value Fund

Tweedy, Browne Global Value Fund II – Currency Unhedged

Tweedy, Browne Value Fund

Tweedy, Browne Worldwide High Dividend Yield Value Fund

SEMI-ANNUAL REPORT

September 30, 2012

TWEEDY, BROWNE FUND INC.

Expense Information (Unaudited)

A shareholder of the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund or Worldwide High Dividend Yield Value Fund (collectively, the “Funds”) incurs two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. The Example below is intended to help a shareholder understand their ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period of April 1, 2012 to September 30, 2012.

Actual Expenses The first part of the table presented below, under the heading “Actual Expenses”, provides information about actual account values and actual expenses. The information in this line may be used with the amount a shareholder invested to estimate the expenses that were paid by the shareholder over the period. Simply divide the shareholder’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid during Period” to estimate the expenses paid during this period.

Hypothetical Example for Comparison Purposes The second part of the table presented below, under the heading “Hypothetical Expenses”, provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid by the shareholder of the Funds for the period. This information may be used to compare the ongoing costs of investing in the Funds to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight a shareholder’s ongoing costs only and do not reflect redemption fees. Redemptions from the Global Value Fund, the Global Value Fund II – Currency Unhedged and the Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by the Funds. There are no other transactional expenses associated with the purchase and sale of shares charged by any of the Funds, such as commissions, sales loads and/or redemption fees on shares held longer than 60 days. Other mutual funds may have such transactional charges. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help a shareholder determine the relative total costs of owning different funds. In addition, if redemption fees were included a shareholder’s costs would have been higher.

	Actual Expenses			Hypothetical Expenses (5% Return before Expenses)
	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid during Period* 4/1/12 – 9/30/12	Beginning Account Value 4/1/12	Ending Account Value 9/30/12	Expenses Paid during Period* 4/1/12 – 9/30/12	Annualized Expense Ratio
Global Value Fund	$1,000.00	$1,035.70	$7.04	$1,000.00	$1,018.15	$6.98	1.38%
Global Value Fund II – Currency Unhedged	$1,000.00	$1,025.70	$6.96	$1,000.00	$1,018.20	$6.93	1.37%
Value Fund	$1,000.00	$1,035.20	$7.09	$1,000.00	$1,018.10	$7.03	1.39%
Worldwide High Dividend Yield Value Fund	$1,000.00	$1,028.80	$6.97	$1,000.00	$1,018.20	$6.93	1.37%

*

Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by 365 (to reflect the one-half year period).

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—85.0%

	Canada—1.1%
750,000	National Bank of Canada	$56,710,199

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,620,626

	Finland—1.0%
756,800	Kone Oyj, Class B	52,429,795

	France—9.1%
7,719,256	CNP Assurances	100,947,173
2,181,535	Safran SA	78,541,434
651,820	SCOR SE	16,825,895
712,949	Teleperformance SA	20,444,659
3,984,810	Total SA	197,881,984
988,950	Vallourec SA	41,921,912

		456,563,057

	Germany—9.3%
3,726,000	Axel Springer AG	161,637,360
1,936,000	Henkel AG & Company, KGaA	126,451,460
896,077	Krones AG	48,008,654
42,354	KSB AG	22,097,858
699,000	Muenchener Rueckversicherungs AG	109,260,903

		467,456,235

	Hong Kong—0.4%
271,000	Guoco Group Ltd.	2,439,725
434,500	Jardine Strategic Holdings Ltd.	14,738,240
2,104,000	Sinolink Worldwide Holdings Ltd.(b)	165,536

		17,343,501

	Italy—0.7%
3,645,000	Arnoldo Mondadori Editore SpA(b)	4,661,173
144,268	Buzzi Unicem SpA	1,598,956
4,795,392	SOL SpA(c)	27,144,892

		33,405,021

	Japan—5.2%
191,000	Aica Kogyo Company Ltd.	3,277,442
1,594,700	Canon, Inc.	51,141,086
200,000	Daiwa Industries Ltd.	930,591
2,064,000	Fujitec Company Ltd.	12,177,069
446,600	Fukuda Denshi Company Ltd.	14,350,900
1,069,200	Hi-Lex Corporation	15,598,226
1,577,500	Honda Motor Company Ltd.	48,602,410
75,400	Kaga Electronics Company Ltd.	735,586
125,000	Katsuragawa Electric Company Ltd.(b)	144,602
133,000	Kawasumi Laboratories, Inc.	776,118
1,329,500	Kuroda Electric Company Ltd.	16,251,343
73,800	Lintec Corporation	1,348,890
69,100	Mandom Corporation	1,817,206
216,700	Medikit Company Ltd.	7,241,902
165,400	Mirai Industry Company Ltd.	1,913,368
61,600	Mitsubishi Tanabe Pharma Corporation	939,835
2,116,000	NGK Spark Plug Company Ltd.	22,329,512
162,780	Nippon Kanzai Company Ltd.	3,220,031
72,700	Ryoyo Electro Corporation	766,247

Shares		Value (Note 2)

	Japan (continued)
168,500	Sangetsu Company Ltd.	$4,656,491
100,400	SEC Carbon Ltd.	320,041
400,000	Shinko Shoji Company Ltd.	3,609,254
151,400	SK Kaken Company Ltd.	6,402,391
375,300	T. Hasegawa Company Ltd.	4,852,851
1,787,400	Takata Corporation	32,255,907
200,000	Tomen Electronics Corporation	2,478,149

		258,137,448

	Mexico—3.0%
11,580,000	Arca Continental SAB de CV	82,095,083
532,995	Coca-Cola Femsa SA de CV, Sponsored ADR(d)	68,756,355

		150,851,438

	Netherlands—10.0%
2,093,000	Akzo Nobel NV	118,449,852
3,835,000	Heineken Holding NV	186,470,893
3,950,188	Royal Dutch Shell PLC, Class A	136,704,049
967,460	Telegraaf Media Groep NV, CVA	9,389,577
1,368,000	Unilever NV, CVA	48,451,100

		499,465,471

	Norway—1.6%
2,084,693	Schibsted ASA	79,749,121

	Singapore—1.4%
4,428,800	United Overseas Bank Ltd.	70,943,116

	South Korea—0.4%
150,900	Daegu Department Store Company Ltd.	1,846,494
90,974	Hanil Cement Company Ltd.	3,315,066
141,713	Samchully Company Ltd.	12,623,062
14,792	Samyang Genex Company Ltd.	762,608

		18,547,230

	Spain—1.0%
9,086,000	Mediaset España Comunicacion SA	49,328,342

	Sweden—0.0%(a)
63,360	Cloetta AB, B Shares(b)	146,886

	Switzerland—17.6%
388,000	CIE Financiere Richemont AG	23,284,954
218,165	Coltene Holding AG(c)	6,674,020
343,783	Daetwyler Holding AG, Bearer	28,660,777
10,000	Loeb Holding AG	2,041,924
2,781,120	Nestle SA, Registered	175,484,588
80	Neue Zuercher Zeitung(b)	515,003
3,002,000	Novartis AG, Registered	183,831,773
43,688	Phoenix Mecano AG	21,035,135
185,918	PubliGroupe SA, Registered(c)	26,152,756
984,000	Roche Holding AG	183,963,397
248,117	Siegfried Holding AG(c)	30,361,199
4,297	Sika AG, Bearer	8,769,574
432,618	Tamedia AG	46,032,986
584,275	Zurich Insurance Group AG	145,602,474

		882,410,560

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

Shares		Value (Note 2)

	Thailand—1.1%
9,089,500	Bangkok Bank Public Company Ltd., NVDR	$57,289,246

	United Kingdom—14.5%
1,521,000	AGA Rangemaster Group PLC	1,495,162
1,782,000	BBA Aviation PLC	5,683,226
1,882,980	British American Tobacco PLC	96,677,324
5,464,262	Daily Mail & General Trust PLC, Class A	42,486,200
6,289,000	Diageo PLC, Sponsored ADR	176,655,073
13,550,100	G4S PLC	58,137,204
2,845,500	Hays PLC	3,542,689
1,397,625	Headlam Group PLC	6,931,479
6,648,155	HSBC Holdings PLC	61,546,472
1,026,408	Imperial Tobacco Group PLC	37,988,726
3,346,355	Provident Financial PLC	74,192,949
4,891,800	TT Electronics PLC	11,355,248
2,700,000	Unilever PLC	98,186,603
17,721,661	Vodafone Group PLC	50,294,425

		725,172,780

	United States—7.6%
75,700	American National Insurance Company	5,437,531
1,094,821	Baxter International, Inc.	65,973,913
436	Berkshire Hathaway Inc., Class A(b)	57,857,200
301	Berkshire Hathaway Inc., Class B(b)	26,548
587,000	ConocoPhillips	33,564,660
49,250	Devon Energy Corporation	2,979,625
76,000	Google Inc., Class A(b)	57,342,000
865,835	Johnson & Johnson	59,664,690
918,700	Philip Morris International, Inc.	82,627,878
293,500	Phillips 66	13,609,595

		379,083,640

	Miscellaneous—0.0%(a)
	Undisclosed Securities(f)	417,823

	TOTAL COMMON STOCKS (Cost $2,768,311,281)	4,257,071,535

Shares		Value (Note 2)

	PREFERRED STOCKS—0.2%

	Croatia—0.1%
166,388	Adris Grupa d.d.	$6,440,919

	Germany—0.1%
314,700	Villeroy & Boch AG	3,027,161

	TOTAL PREFERRED STOCKS (Cost $12,253,786)	9,468,080

	REGISTERED INVESTMENT COMPANY—11.4%
571,224,628	Dreyfus Government Prime Cash Management (Cost $571,224,628)	571,224,628

Face Value

	U.S. TREASURY BILL—2.5%
$125,000,000	0.136%(e) due 11/01/12(d) (Cost $124,985,523)	124,991,916

TOTAL INVESTMENTS (Cost $3,476,775,218)	99.1%	4,962,756,159
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.5	27,325,362
OTHER ASSETS AND LIABILITIES (Net)	0.4	19,791,950

NET ASSETS	100.0%	$5,009,873,471

(a)	Amount represents less than 0.1% of net assets.
(b)	Non-income producing security.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 4.
(d)	All or a portion of this security has been segregated to cover certain open forward contracts. At September 30, 2012, liquid assets totaling $168,749,888 have been segregated to cover such open forward contracts.
(e)	Rate represents annualized yield at date of purchase.
(f)	“Undisclosed Securities” represent issuers, generally smaller capitalization issuers, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

September 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Beverage	10.3%
Pharmaceuticals, Biotechnology & Life Sciences	9.2
Insurance	8.7
Media	8.4
Energy	7.7
Food	6.4
Capital Goods	6.4
Banks	4.9
Tobacco	4.4
Materials	3.4
Household & Personal Products	2.6
Automobiles & Components	2.4
Health Care Equipment & Services	1.9
Technology Hardware & Equipment	1.8
Commercial Services & Supplies	1.7
Diversified Financials	1.5
Software & Services	1.1
Telecommunication Services	1.0
Consumer Durables & Apparel	0.6
Utilities	0.3
Retailing	0.2
Transportation	0.1
Real Estate	0.0 (a)

Total Common Stocks	85.0
Preferred Stocks	0.2
Registered Investment Company	11.4
U.S. Treasury Bill	2.5
Unrealized Appreciation on Forward Contracts (Net)	0.5
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

(a)	Amount represents less than 0.1% of net assets

Portfolio Composition

September 30, 2012 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/12 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
75,000,000	European Union Euro	SSB	10/2/12	$96,337,505	$96,491,716	$154,211
100,000,000	Mexican Peso	NTC	10/31/12	7,578,045	7,749,054	171,009
25,000,000	Singapore Dollar	JPM	10/16/12	20,050,224	20,379,432	329,208
25,000,000	Singapore Dollar	SSB	12/3/12	20,000,000	20,378,804	378,804
50,000,000,000	South Korean Won	JPM	10/2/12	44,434,941	44,977,579	542,638

TOTAL				$188,400,715	$189,976,585	$1,575,870

FORWARD EXCHANGE CONTRACTS TO SELL(a)
8,000,000	Canadian Dollar	SSB	1/15/13	$(7,737,692)	$(8,109,861)	$(372,169)
20,000,000	Canadian Dollar	JPM	5/28/13	(19,452,415)	(20,207,413)	(754,998)
20,000,000	Canadian Dollar	JPM	6/26/13	(19,408,054)	(20,192,087)	(784,033)
6,000,000	Canadian Dollar	NTC	8/12/13	(5,951,200)	(6,050,162)	(98,962)
75,000,000	European Union Euro	SSB	10/2/12	(101,414,255)	(96,491,715)	4,922,540
100,000,000	European Union Euro	SSB	10/16/12	(134,098,014)	(128,673,699)	5,424,315
70,000,000	European Union Euro	SSB	10/19/12	(95,805,144)	(90,074,301)	5,730,843
100,000,000	European Union Euro	BOA	10/23/12	(138,360,008)	(128,682,739)	9,677,269
50,000,000	European Union Euro	CIT	10/25/12	(68,369,495)	(64,342,661)	4,026,834
75,000,000	European Union Euro	CIT	10/29/12	(102,441,747)	(96,518,041)	5,923,706
28,000,000	European Union Euro	NTC	11/28/12	(37,973,598)	(36,044,864)	1,928,734
50,000,000	European Union Euro	BNY	1/15/13	(63,974,001)	(64,404,224)	(430,223)
50,000,000	European Union Euro	JPM	1/28/13	(64,710,000)	(64,413,499)	296,501
45,000,000	European Union Euro	JPM	2/13/13	(59,735,253)	(57,982,428)	1,752,825

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

September 30, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/12 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
35,000,000	European Union Euro	NTC	2/19/13	$(46,347,352)	$(45,100,443)	$1,246,909
70,000,000	European Union Euro	BNY	4/3/13	(93,528,396)	(90,244,667)	3,283,729
20,000,000	European Union Euro	NTC	4/10/13	(26,644,399)	(25,786,215)	858,184
40,000,000	European Union Euro	BNY	8/7/13	(49,471,998)	(51,641,936)	(2,169,938)
50,000,000	European Union Euro	SSB	10/1/13	(65,236,500)	(64,593,107)	643,393
75,000,000	European Union Euro	SSB	10/8/13	(96,728,625)	(96,897,723)	(169,098)
30,000,000	Great Britain Pound Sterling	CIT	10/16/12	(46,041,600)	(48,441,327)	(2,399,727)
30,000,000	Great Britain Pound Sterling	CIT	10/23/12	(47,228,100)	(48,440,235)	(1,212,135)
10,000,000	Great Britain Pound Sterling	CIT	11/28/12	(15,595,800)	(16,144,886)	(549,086)
12,000,000	Great Britain Pound Sterling	CIT	12/3/12	(18,586,920)	(19,373,683)	(786,763)
13,000,000	Great Britain Pound Sterling	NTC	2/13/13	(20,576,725)	(20,984,335)	(407,610)
20,000,000	Great Britain Pound Sterling	JPM	2/19/13	(31,556,300)	(32,283,040)	(726,740)
25,000,000	Great Britain Pound Sterling	SSB	3/5/13	(39,470,625)	(40,352,170)	(881,545)
35,000,000	Great Britain Pound Sterling	NTC	4/3/13	(55,689,543)	(56,488,149)	(798,606)
45,000,000	Great Britain Pound Sterling	NTC	4/10/13	(71,869,496)	(72,625,982)	(756,486)
20,000,000	Great Britain Pound Sterling	BNY	4/30/13	(32,142,000)	(32,276,134)	(134,134)
25,000,000	Great Britain Pound Sterling	BNY	5/2/13	(40,200,753)	(40,344,908)	(144,155)
20,000,000	Great Britain Pound Sterling	SSB	8/7/13	(31,348,496)	(32,265,838)	(917,342)
5,300,000,000	Japanese Yen	NTC	10/22/12	(64,851,637)	(68,137,266)	(3,285,629)
3,550,000,000	Japanese Yen	BNY	11/19/12	(44,023,909)	(45,649,656)	(1,625,747)
4,000,000,000	Japanese Yen	JPM	12/28/12	(50,208,680)	(51,465,484)	(1,256,804)
5,175,000,000	Japanese Yen	JPM	8/30/13	(64,930,991)	(66,814,079)	(1,883,088)
2,000,000,000	Japanese Yen	BNY	9/13/13	(24,542,889)	(25,827,611)	(1,284,722)
700,000,000	Mexican Peso	NTC	10/31/12	(50,530,936)	(54,243,383)	(3,712,447)
500,000,000	Mexican Peso	SSB	1/28/13	(36,548,372)	(38,413,667)	(1,865,295)
460,000,000	Mexican Peso	BNY	2/19/13	(34,959,721)	(35,262,533)	(302,812)
250,000,000	Mexican Peso	NTC	6/10/13	(16,964,680)	(18,953,426)	(1,988,746)
80,000,000	Norwegian Krone	BNY	10/29/12	(13,929,274)	(13,957,901)	(28,627)
150,000,000	Norwegian Krone	SSB	1/15/13	(24,654,832)	(26,094,404)	(1,439,572)
125,000,000	Norwegian Krone	SSB	2/19/13	(21,405,942)	(21,716,882)	(310,940)
85,000,000	Norwegian Krone	BNY	5/21/13	(14,297,248)	(14,717,543)	(420,295)
25,000,000	Singapore Dollar	JPM	10/16/12	(19,297,569)	(20,379,433)	(1,081,864)
50,000,000	Singapore Dollar	SSB	12/3/12	(38,607,057)	(40,757,609)	(2,150,552)
35,000,000	Singapore Dollar	JPM	2/13/13	(28,193,975)	(28,534,602)	(340,627)
12,000,000	Singapore Dollar	JPM	5/21/13	(9,625,411)	(9,786,400)	(160,989)
12,000,000	Singapore Dollar	BNY	6/26/13	(9,471,117)	(9,787,750)	(316,633)
50,000,000,000	South Korean Won	JPM	10/2/12	(41,999,160)	(44,977,579)	(2,978,419)
17,000,000,000	South Korean Won	JPM	10/8/13	(15,017,668)	(15,067,897)	(50,229)
120,000,000	Swiss Franc	BOA	10/16/12	(131,485,235)	(127,727,501)	3,757,734
35,000,000	Swiss Franc	JPM	10/19/12	(39,198,997)	(37,255,841)	1,943,156
95,000,000	Swiss Franc	BNY	10/23/12	(107,399,243)	(101,130,188)	6,269,055
50,000,000	Swiss Franc	CIT	10/25/12	(55,940,927)	(53,228,308)	2,712,619
60,000,000	Swiss Franc	JPM	10/29/12	(67,461,210)	(63,878,546)	3,582,664
30,000,000	Swiss Franc	BNY	11/28/12	(33,145,509)	(31,957,169)	1,188,340
25,000,000	Swiss Franc	CIT	12/3/12	(27,445,384)	(26,633,598)	811,786
40,000,000	Swiss Franc	NTC	1/15/13	(42,346,863)	(42,648,520)	(301,657)
20,000,000	Swiss Franc	BNY	2/13/13	(22,062,879)	(21,335,409)	727,470
50,000,000	Swiss Franc	NTC	2/19/13	(55,253,503)	(53,344,292)	1,909,211
15,000,000	Swiss Franc	NTC	8/7/13	(15,540,499)	(16,058,515)	(518,016)
800,000,000	Thailand Baht	BNY	5/15/13	(25,196,850)	(25,618,024)	(421,174)
375,000,000	Thailand Baht	JPM	5/28/13	(11,744,441)	(11,999,222)	(254,781)
500,000,000	Thailand Baht	BNY	8/13/13	(15,531,568)	(15,926,478)	(394,910)

TOTAL				$(3,021,508,680)	$(2,995,759,188)	$25,749,492

Unrealized Appreciation on Forward Contracts (Net)						$27,325,362

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BOA	—	Bank of America, NA
BNY	—	The Bank of New York Mellon
CIT	—	Citibank NA
JPM	—	JPMorgan Chase Bank NA
NTC	—	Northern Trust Company
SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2012 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—87.4%

	Australia—0.9%
536,701	Metcash Ltd.	$1,975,730

	Finland—0.4%
14,447	Kone Oyj, Class B	1,000,863

	France—11.2%
194,310	CNP Assurances	2,541,054
125,921	Safran SA	4,533,512
138,058	SCOR SE	3,563,790
116,167	Teleperformance SA	3,331,227
176,035	Total SA	8,741,736
55,104	Vallourec SA	2,335,876

		25,047,195

	Germany—8.9%
151,403	Axel Springer AG	6,568,004
57,210	Henkel AG & Company, KGaA	3,736,719
26,726	Krones AG	1,431,885
29,038	Muenchener Rueckversicherungs AG	4,538,939
36,984	Siemens AG	3,692,690

		19,968,237

	Hong Kong—0.5%
20,587	Jardine Strategic Holdings Ltd.	698,311
6,675,897	Sinolink Worldwide Holdings Ltd.(a)	525,237

		1,223,548

	Italy—1.7%
113,408	Buzzi Unicem SpA	1,256,928
50,853	Davide Campari-Milano SpA	400,386
79,458	Eni SpA	1,739,837
66,455	SOL SpA	376,177

		3,773,328

	Japan—5.1%
48,800	Canon, Inc.	1,564,987
15,800	Daiwa Industries Ltd.	73,517
51,200	Honda Motor Company Ltd.	1,577,460
26,800	Kaga Electronics Company Ltd.	261,455
61,700	Lintec Corporation	1,127,730
21,700	Mandom Corporation	570,671
111,400	Mitsubishi Tanabe Pharma Corporation	1,699,638
14,500	Nagase & Company Ltd.	162,147
6,800	Nakanishi Inc.	733,316
96,000	NGK Spark Plug Company Ltd.	1,013,059
20,200	Nihon Kagaku Sangyo Company Ltd.	129,820
9,900	Nippon Kanzai Company Ltd.	195,837
14,500	Ryoyo Electro Corporation	152,828
23,900	SEC Carbon Ltd.	76,185
40,100	Shinko Shoji Company Ltd.	361,828
9,400	T. Hasegawa Company Ltd.	121,548
79,100	Takata Corporation	1,427,460
7,300	Tomen Electronics Corporation	90,452

		11,339,938

Shares		Value (Note 2)

	Mexico—0.5%
150,143	Arca Continental SAB de CV	$1,064,422

	Netherlands—10.4%
80,902	Akzo Nobel NV	4,578,514
58,943	Heineken Holding NV	2,866,011
57,932	Heineken NV	3,457,437
193,389	Royal Dutch Shell PLC, Class A	6,692,608
160,433	Unilever NV, CVA	5,682,131

		23,276,701

	New Zealand—0.4%
328,666	Nuplex Industries Ltd.	786,309

	Norway—0.7%
42,980	Schibsted ASA	1,644,183

	Singapore—2.6%
950,893	Metro Holdings Ltd.	631,758
329,389	United Overseas Bank Ltd.	5,276,346

		5,908,104

	South Korea—1.8%
22,040	Daegu Department Store Company Ltd.	269,693
8,375	Dongsuh Companies, Inc.	239,625
109,740	S&T Holdings Company Ltd.	1,026,876
17,600	Samchully Company Ltd.	1,567,717
18,400	Samyang Genex Company Ltd.	948,620

		4,052,531

	Spain—0.9%
388,765	Mediaset España Comunicacion SA	2,110,624

	Switzerland—14.8%
113,335	ABB Ltd.	2,127,292
17,047	Coltene Holding AG	521,495
102,067	Nestle SA, Registered	6,440,278
129,444	Novartis AG, Registered	7,926,689
867	PubliGroupe SA, Registered	121,959
35,829	Roche Holding AG	6,698,399
18,059	Schindler Holding AG	2,230,953
2,135	Siegfried Holding AG	261,252
665	Tamedia AG	70,760
26,799	Zurich Insurance Group AG	6,678,363

		33,077,440

	Thailand—1.0%
369,189	Bangkok Bank Public Company Ltd., NVDR	2,326,922

	United Kingdom—18.5%
599,328	BAE Systems PLC	3,146,311
30,700	British American Tobacco PLC	1,576,222
426,833	Daily Mail & General Trust PLC, Class A	3,318,749
259,321	Diageo PLC, Sponsored ADR	7,284,206
947,426	G4S PLC	4,064,966
45,869	GlaxoSmithKline PLC	1,057,342
1,125,411	Hays PLC	1,401,153
213,814	Headlam Group PLC	1,060,404

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Portfolio of Investments

September 30, 2012 (Unaudited)

Shares		Value (Note 2)

	United Kingdom (continued)
164,569	Home Retail Group PLC	$236,780
694,515	HSBC Holdings PLC	6,429,596
107,728	Imperial Tobacco Group PLC	3,987,157
71,595	Provident Financial PLC	1,587,352
361,172	Tesco PLC	1,936,298
144,469	TT Electronics PLC	335,353
1,405,536	Vodafone Group PLC	3,988,939

		41,410,828

	United States—7.0%
11,431	Baxter International, Inc.	688,832
29,399	ConocoPhillips	1,681,035
106,257	Johnson & Johnson	7,322,170
5,598	Mastercard, Inc., Class A	2,527,385
31,061	Philip Morris International, Inc.	2,793,626
14,700	Phillips 66	681,639

		15,694,687

	Miscellaneous—0.1%
	Undisclosed Security(b)	131,134

	TOTAL COMMON STOCKS (Cost $188,425,065)	195,812,724

Shares		Value (Note 2)

	PREFERRED STOCKS—0.1%

	Germany—0.1%
648	KSB AG (Cost $341,191)	$311,787

	REGISTERED INVESTMENT COMPANY—12.4%
27,839,912	Dreyfus Government Prime Cash Management (Cost $27,839,912)	27,839,912

TOTAL INVESTMENTS (Cost $216,606,168)	99.9%	223,964,423
OTHER ASSETS AND LIABILITIES (Net)	0.1	129,142

NET ASSETS	100.0%	$224,093,565

(a)	Non-income producing security.
(b)	“Undisclosed Security” represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Global Value Fund II – Currency Unhedged

Sector Diversification

September 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.2%
Capital Goods	10.1
Energy	8.7
Insurance	7.7
Beverage	6.7
Banks	6.3
Media	6.2
Food	5.8
Commercial Services & Supplies	4.0
Materials	3.8
Tobacco	3.7
Household & Personal Products	1.9
Automobiles & Components	1.8
Telecommunication Services	1.8
Food & Staples Retailing	1.8
Technology Hardware & Equipment	1.2
Software & Services	1.1
Retailing	1.1
Health Care Equipment & Services	0.9
Diversified Financials	0.7
Utilities	0.7
Real Estate	0.2

Total Common Stocks	87.4
Preferred Stocks	0.1
Registered Investment Company	12.4
Other Assets and Liabilities (Net)	0.1

Net Assets	100.0%

Portfolio Composition

September 30, 2012 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—83.8%

	France—4.8%
360,300	CNP Assurances	$4,711,758
414,600	Total SA	20,588,653

		25,300,411

	Germany—6.1%
164,718	Axel Springer AG	7,145,621
193,000	Henkel AG & Company, KGaA	12,605,957
36,000	Krones AG	1,928,753
66,400	Muenchener Rueckversicherungs AG	10,379,004

		32,059,335

	Japan—1.4%
148,100	Canon, Inc.	4,749,479
87,000	Honda Motor Company Ltd.	2,680,450

		7,429,929

	Mexico—0.6%
473,540	Arca Continental SAB de CV	3,357,108

	Netherlands—8.0%
72,500	Akzo Nobel NV	4,103,017
352,600	Heineken Holding NV	17,144,625
413,964	Royal Dutch Shell PLC, Class A	14,326,041
183,946	Unilever NV, ADR	6,526,404

		42,100,087

	Singapore—1.6%
539,000	United Overseas Bank Ltd.	8,634,018

	Spain—0.7%
669,070	Mediaset España Comunicacion SA	3,632,414

	Switzerland—12.2%
298,000	Nestle SA, Registered, Sponsored ADR	18,836,580
304,545	Novartis AG, Registered	18,649,250
92,700	Roche Holding AG	17,330,698
38,415	Zurich Insurance Group AG	9,573,093

		64,389,621

	United Kingdom—6.5%
183,000	British American Tobacco PLC	9,395,719
157,880	Diageo PLC, Sponsored ADR	17,797,812
205,000	Unilever PLC, Sponsored ADR	7,486,600

		34,680,131

	United States—41.9%
94,535	3M Company	8,736,925
75,523	American National Insurance Company	5,424,817
568,045	Bank of New York Mellon Corporation/The	12,849,178
176,890	Baxter International, Inc.	10,659,391
80	Berkshire Hathaway Inc., Class A(a)	10,616,000

Shares		Value (Note 2)

	United States (continued)
30,626	Berkshire Hathaway Inc., Class B(a)	$2,701,213
297,433	Brown & Brown, Inc.	7,754,078
402,900	Cisco Systems, Inc.	7,691,361
230,068	Comcast Corporation, Special Class A	8,006,366
211,695	ConocoPhillips	12,104,720
136,105	Devon Energy Corporation	8,234,353
129,850	Emerson Electric Company	6,267,860
12,250	Google Inc., Class A(a)	9,242,625
66,804	Henry Schein, Inc.(a)	5,295,553
246,189	Johnson & Johnson	16,964,884
445,800	Leucadia National Corporation	10,141,950
18,500	Mastercard, Inc., Class A	8,352,380
36,818	National Western Life Insurance Company, Class A	5,274,178
98,000	Norfolk Southern Corporation	6,235,740
94,800	Philip Morris International, Inc.	8,526,312
76,952	Phillips 66	3,568,264
137,202	UniFirst Corporation	9,163,722
88,835	Union Pacific Corporation	10,544,714
163,415	Wal-Mart Stores, Inc.	12,060,027
437,085	Wells Fargo & Company	15,092,545

		221,509,156

	TOTAL COMMON STOCKS (Cost $287,597,836)	443,092,210

	REGISTERED INVESTMENT COMPANY—13.3%
70,444,654	Dreyfus Government Prime Cash Management (Cost $70,444,654)	70,444,654

Face Value

	U.S. TREASURY BILL—2.5%
$13,500,000	0.147%(b) due 12/13/12(c) (Cost $13,496,044)	13,497,746

TOTAL INVESTMENTS (Cost $371,538,534)	99.6%	527,034,610
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	0.6	2,874,766
OTHER ASSETS AND LIABILITIES (Net)	(0.2)	(953,245)

NET ASSETS	100.0%	$528,956,131

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At September 30, 2012, liquid assets totaling $13,497,746 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Value Fund

Sector Diversification

September 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	11.1%
Insurance	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.0
Beverage	7.2
Food	6.2
Banks	4.5
Diversified Financials	4.3
Media	3.6
Tobacco	3.4
Software & Services	3.3
Capital Goods	3.2
Transportation	3.2
Health Care Equipment & Services	3.0
Household & Personal Products	2.4
Technology Hardware & Equipment	2.4
Food & Staples Retailing	2.3
Commercial Services & Supplies	1.7
Materials	0.8
Automobiles & Components	0.5

Total Common Stocks	83.8
Registered Investment Company	13.3
U.S. Treasury Bill	2.5
Unrealized Appreciation on Forward Contracts (Net)	0.6
Other Assets and Liabilities (Net)	(0.2)

Net Assets	100.0%

Portfolio Composition

September 30, 2012 (Unaudited)

Schedule of Forward Exchange Contracts

September 30, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 9/30/12 (Note 2)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
4,500,000	European Union Euro	SSB	10/16/12	$5,660,505	$5,790,317	$129,812

FORWARD EXCHANGE CONTRACTS TO SELL(a)
4,500,000	European Union Euro	SSB	10/16/12	$(6,034,411)	$(5,790,316)	$244,095
7,000,000	European Union Euro	CIT	10/29/12	(9,561,230)	(9,008,351)	552,879
5,000,000	European Union Euro	NTC	11/28/12	(6,781,000)	(6,436,583)	344,417
10,000,000	European Union Euro	BNY	12/3/12	(13,403,600)	(12,874,019)	529,581
20,000,000	European Union Euro	NTC	2/19/13	(26,484,201)	(25,771,682)	712,519
7,500,000	European Union Euro	BNY	4/3/13	(10,020,900)	(9,669,072)	351,828
4,000,000	European Union Euro	NTC	9/12/13	(5,064,760)	(5,166,331)	(101,571)
4,000,000	Great Britain Pound Sterling	CIT	10/16/12	(6,138,880)	(6,458,844)	(319,964)
3,000,000	Great Britain Pound Sterling	CIT	12/3/12	(4,646,730)	(4,843,421)	(196,691)
4,000,000	Great Britain Pound Sterling	BNY	4/30/13	(6,428,400)	(6,455,227)	(26,827)
3,000,000	Great Britain Pound Sterling	NTC	9/12/13	(4,768,440)	(4,839,314)	(70,874)
250,000,000	Japanese Yen	NTC	10/22/12	(3,059,039)	(3,214,022)	(154,983)
160,000,000	Japanese Yen	JPM	1/15/13	(2,096,024)	(2,059,028)	36,996
260,000,000	Japanese Yen	JPM	2/19/13	(3,375,089)	(3,347,213)	27,876
16,000,000	Mexican Peso	JPM	1/15/13	(1,128,987)	(1,230,847)	(101,860)
7,000,000	Singapore Dollar	SSB	12/3/12	(5,404,988)	(5,706,065)	(301,077)
7,500,000	Swiss Franc	BOA	10/16/12	(8,217,827)	(7,982,969)	234,858
8,000,000	Swiss Franc	JPM	10/29/12	(8,994,828)	(8,517,139)	477,689
7,500,000	Swiss Franc	BNY	11/28/12	(8,286,377)	(7,989,292)	297,085
7,000,000	Swiss Franc	NTC	2/19/13	(7,735,490)	(7,468,201)	267,289
4,000,000	Swiss Franc	NTC	9/12/13	(4,227,213)	(4,285,524)	(58,311)

TOTAL				$(151,858,414)	$(149,113,460)	$2,744,954

Unrealized Appreciation on Forward Contracts (Net)						$2,874,766

(a) Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:

BOA	—	Bank of America, NA	JPM	—	JPMorgan Chase Bank NA
BNY	—	The Bank of New York Mellon	NTC	—	Northern Trust Company
CIT	—	Citibank NA	SSB	—	State Street Bank and Trust Company

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

September 30, 2012 (Unaudited)

Shares		Value (Note 2)

	COMMON STOCKS—81.5%

	Australia—1.4%
2,310,000	Metcash Ltd.	$8,503,686

	Canada—1.3%
215,000	IGM Financial, Inc.	8,388,485

	France—7.1%
458,685	CNP Assurances	5,998,370
508,900	SCOR SE	13,136,599
506,800	Total SA	25,167,220

		44,302,189

	Germany—7.8%
375,400	Axel Springer AG	16,285,203
107,000	Muenchener Rueckversicherungs AG	16,725,203
160,500	Siemens AG	16,025,222

		49,035,628

	Italy—1.6%
457,200	Eni SpA	10,010,992

	Mexico—0.5%
476,115	Arca Continental SAB de CV	3,375,363

	Netherlands—8.2%
222,000	Akzo Nobel NV	12,563,721
638,000	Royal Dutch Shell PLC, Class A	22,079,249
479,000	Unilever NV, CVA	16,964,968

		51,607,938

	Singapore—2.7%
1,037,000	United Overseas Bank Ltd.	16,611,274

	Switzerland—13.1%
685,200	ABB Ltd.	12,861,170
221,000	Nestle SA, Registered	13,944,775
389,200	Novartis AG, Registered	23,833,220
93,000	Roche Holding AG	17,386,784
56,450	Zurich Insurance Group AG	14,067,450

		82,093,399

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,434,139

	United Kingdom—22.1%
2,235,700	BAE Systems PLC	11,736,824
215,300	British American Tobacco PLC	11,054,089
856,700	Daily Mail & General Trust PLC, Class A	6,661,088
510,700	Diageo PLC, Sponsored ADR	14,345,324
3,798,000	G4S PLC	16,295,459
139,505	GlaxoSmithKline PLC	3,215,777

Shares		Value (Note 2)

	United Kingdom (continued)
2,253,000	HSBC Holdings PLC	$20,857,546
367,212	Imperial Tobacco Group PLC	13,591,005
371,400	Pearson PLC	7,256,837
264,615	Provident Financial PLC	5,866,851
1,697,000	Tesco PLC	9,097,876
6,647,000	Vodafone Group PLC	18,864,318

		138,842,994

	United States—15.3%
61,000	Arthur J. Gallagher & Company	2,185,020
100,700	Automatic Data Processing, Inc.	5,907,062
221,100	ConocoPhillips	12,642,498
247,700	Emerson Electric Company	11,956,479
307,000	Exelon Corporation	10,923,060
313,625	Johnson & Johnson	21,611,899
49,600	Kimberly-Clark Corporation	4,254,688
50,970	Lockheed Martin Corporation	4,759,579
111,405	Philip Morris International, Inc.	10,019,766
74,000	Phillips 66	3,431,380
270,500	Sysco Corporation	8,458,535

		96,149,966

	TOTAL COMMON STOCKS (Cost $451,859,379)	511,356,053

	REGISTERED INVESTMENT COMPANY—16.5%
103,348,189	Dreyfus Government Prime Cash Management (Cost $103,348,189)	103,348,189

Face Value

	U.S. TREASURY BILLS—2.8%
$6,000,000	0.147%(a) due 12/13/12	5,998,998
12,000,000	0.910%(a) due 11/15/12	11,998,801

	TOTAL U.S. TREASURY BILLS (Cost $17,996,900)	17,997,799

TOTAL INVESTMENTS (Cost 573,204,468)	100.8%	632,702,041
OTHER ASSETS AND LIABILITIES (Net)	(0.8)	(5,244,298)

NET ASSETS	100.0%	$627,457,743

(a)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO FINANCIAL STATEMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

September 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Energy	11.7%
Pharmaceuticals, Biotechnology & Life Sciences	10.5
Capital Goods	9.1
Insurance	8.3
Banks	6.4
Tobacco	5.5
Food	4.9
Media	4.8
Food & Staples Retailing	4.2
Telecommunication Services	3.0
Beverage	2.8
Commercial Services & Supplies	2.6
Diversified Financials	2.3
Materials	2.0
Utilities	1.7
Software & Services	1.0
Household & Personal Products	0.7

Total Common Stocks	81.5
Registered Investment Company	16.5
Treasury Bills	2.8
Other Assets and Liabilities (Net)	(0.8)

Net Assets	100.0%

Portfolio Composition

September 30, 2012 (Unaudited)

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Assets and Liabilities

September 30, 2012 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

ASSETS
Investments, at cost	$3,476,775,218	$216,606,168	$371,538,534	$573,204,468

Investments, at value (Note 2)	$4,962,756,159	$223,964,423	$527,034,610	$632,702,041
Foreign currency(a)	760	14	4	30
Dividends and interest receivable	7,994,245	442,691	508,105	970,354
Receivable for investment securities sold	469,159	—	—	—
Recoverable foreign withholding taxes	16,041,390	422,357	933,357	750,240
Receivable for Fund shares sold	5,715,852	174,913	304,712	1,492,801
Unrealized appreciation of forward exchange contracts (Note 2)	70,193,687	—	4,206,924	—
Prepaid expense	170,191	10,262	16,928	18,980

Total Assets	$5,063,341,443	$225,014,660	$533,004,640	$635,934,446

LIABILITIES
Unrealized depreciation of forward exchange contracts (Note 2)	$42,868,325	$—	$1,332,158	$—
Payable for investment securities purchased	—	—	—	5,998,332
Payable for Fund shares redeemed	2,676,349	603,060	2,210,870	1,903,986
Investment advisory fee payable (Note 3)	3,268,726	139,072	342,747	403,804
Custodian fees payable (Note 3)	393,634	19,699	12,771	28,981
Transfer agent fees payable (Note 3)	261,499	4,300	61,447	15,490
Shareholder servicing and administration fees payable (Note 3)	235,289	12,445	23,792	24,662
Fund administration and accounting fees payable (Note 3)	100,575	4,528	10,600	12,345
Accrued foreign capital gains taxes	3,263,050	107,474	—	66,620
Accrued expenses and other payables	400,525	30,517	54,124	22,483

Total Liabilities	53,467,972	921,095	4,048,509	8,476,703

NET ASSETS	$5,009,873,471	$224,093,565	$528,956,131	$627,457,743

NET ASSETS consist of
Undistributed net investment income	$74,073,754	$3,980,944	$4,978,710	$1,919,240
Accumulated net realized gain on securities, forward exchange contracts and foreign currencies	460,432,089	6,550,513	16,517,920	(7,330,811)
Net unrealized appreciation of securities, forward exchange contracts, foreign currencies and net other assets	1,512,618,193	7,343,596	158,326,460	59,478,129
Paid-in capital	2,962,749,435	206,218,512	349,133,041	573,391,185

Total Net Assets	$5,009,873,471	$224,093,565	$528,956,131	$627,457,743

CAPITAL STOCK (common stock outstanding)	203,337,100	18,690,910	26,413,898	63,449,185

NET ASSET VALUE offering and redemption price per share	$24.64	$11.99	$20.03	$9.89

(a)	Foreign currency held at cost for the Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund was $760, $14, $4 and $29 respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Operations

For the Six Months Ended September 30, 2012 (Unaudited)

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund

INVESTMENT INCOME
Dividends	$104,598,269	$5,776,349	$7,693,302	$12,540,906
Less foreign withholding taxes	(9,151,293)	(435,170)	(573,479)	(760,341)
Interest	74,389	3	6,949	7,330

Total Investment Income	95,521,365	5,341,182	7,126,772	11,787,895

EXPENSES
Investment advisory fee (Note 3)	30,196,227	1,692,672	3,070,798	3,484,568
Transfer agent fees (Note 3)	887,659	30,079	144,764	65,235
Custodian fees (Note 3)	784,446	47,187	35,431	76,349
Fund administration and accounting fees (Note 3)	594,126	34,640	61,643	69,742
Shareholder servicing and administration fees (Note 3)	179,653	10,597	18,308	21,450
Legal and audit fees	161,244	12,274	22,892	22,096
Directors’ fees and expenses (Note 3)	168,326	9,788	16,915	17,740
Other	406,808	46,495	55,883	60,759

Total expenses before waivers	33,378,489	1,883,732	3,426,634	3,817,939

Investment advisory fees recouped and/or waived (Note 3)	—	(28,947)	—	146

Net Expenses	33,378,489	1,854,785	3,426,634	3,818,085

NET INVESTMENT INCOME	62,142,876	3,486,397	3,700,138	7,969,810

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Securities	250,141,393	7,713,158	9,167,886	2,374,765
Forward exchange contracts(a)	23,629,476	—	521,588	—
Foreign currencies and net other assets	(968,979)	(53,522)	(30,975)	(977,536)

Net realized gain on investments	272,801,890	7,659,636	9,658,499	1,397,229

Net unrealized appreciation (depreciation) of:
Securities(b)	(167,550,930)	(4,048,712)	2,583,315	9,392,870
Forward exchange contracts(a)	13,627,040	—	2,547,204	—
Foreign currencies and net other assets	(557,564)	(14,293)	(37,667)	(18,442)

Net unrealized appreciation (depreciation) of investments	(154,481,454)	(4,063,005)	5,092,852	9,374,428

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	118,320,436	3,596,631	14,751,351	10,771,657

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$180,463,312	$7,083,028	$18,451,489	$18,741,467

(a)	Primary risk exposure being hedged is currency risk.
(b)	Net accrued foreign capital gains taxes of $3,263,050, $107,474, $0, and $86,709, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Statements of Changes in Net Assets

	Global Value Fund
	Six Months Ended 9/30/2012 (Unaudited)	Year Ended 3/31/2012
INVESTMENT ACTIVITIES:
Net investment income	$62,142,876	$81,360,086

Net realized gain (loss) on securities, forward exchange contracts and currency transactions	272,801,890	129,586,158

Net unrealized appreciation (depreciation) of securities, forward exchange contracts, foreign currencies and net other assets	(154,481,454)	(80,627,308)
Net increase in net assets resulting from operations	180,463,312	130,318,936

DISTRIBUTIONS:
Dividends to shareholders from net investment income	—	(80,821,151)

Distributions to shareholders from net realized gain on investments	—	(108,527,128)

Net increase (decrease) in net assets from Fund share transactions	70,067,263	68,759,348

Redemption fees	70,256	211,170
Net increase (decrease) in net assets	250,600,831	9,941,175

NET ASSETS
Beginning of period/year	4,759,272,640	4,749,331,465

End of period/year	$5,009,873,471	$4,759,272,640

Undistributed net investment income at end of period/year	$74,073,754	$11,930,878

SEE NOTES TO FINANCIAL STATEMENTS

Global Value Fund II – Currency Unhedged		Value Fund		Worldwide High Dividend Yield Value Fund
Six Months Ended 9/30/2012 (Unaudited)	Year Ended 3/31/2012	Six Months Ended 9/30/2012 (Unaudited)	Year Ended 3/31/2012	Six Months Ended 9/30/2012 (Unaudited)	Year Ended 3/31/2012

$3,486,397	$2,248,238	$3,700,138	$6,340,633	$7,969,810	$7,711,965

7,659,636	(512,065)	9,658,499	10,575,618	1,397,229	(76,896)

(4,063,005)	3,466,707	5,092,852	(2,966,563)	9,374,428	16,902,617
7,083,028	5,202,880	18,451,489	13,949,688	18,741,467	24,537,686

—	(1,707,314)	—	(5,703,656)	(7,359,028)	(6,345,447)

—	(936,941)	—	(10,357,028)	—	—

(58,329,166)	177,611,793	30,444,988	14,644,168	78,758,518	229,005,039

2,380	12,091	—	—	7,887	21,259
(51,243,758)	180,182,509	48,896,477	12,533,172	90,148,844	247,218,537

275,337,323	95,154,814	480,059,654	467,526,482	537,308,899	290,090,362

$224,093,565	$275,337,323	$528,956,131	$480,059,654	$627,457,743	$537,308,899

$3,980,944	$494,547	$4,978,710	$1,278,572	$1,919,240	$1,308,458

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Global Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/12 (Unaudited)		Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10	Year Ended 3/31/09		Year Ended 3/31/08
Net asset value, beginning of period/year	$23.79		$24.16	$22.13	$14.15	$27.21		$32.31

Income from investment operations:
Net investment income	0.30		0.42	0.26	0.33	0.66	(a)(b)	0.50
Net realized and unrealized gain (loss) on investments	0.55		0.19	2.08	7.98	(10.90)		(2.24)

Total from investment operations	0.85		0.61	2.34	8.31	(10.24)		(1.74)

Distributions:
Dividends from net investment income	—		(0.42)	(0.25)	(0.33)	(0.75)		(0.48)
Distributions from net realized gains	—		(0.56)	(0.06)	—	(2.07)		(2.88)

Total distributions	—		(0.98)	(0.31)	(0.33)	(2.82)		(3.36)

Redemption fees(c)	0.00		0.00	0.00	0.00	0.00		0.00

Net asset value, end of period/year	$24.64		$23.79	$24.16	$22.13	$14.15		$27.21

Total return(d)	3.57%		2.92%	10.59%	58.85%	(38.57)%		(6.35)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$5,009,873		$4,759,273	$4,749,331	$4,305,821	$3,094,360		$6,663,870
Ratio of operating expenses to average net assets	1.38	%(e)	1.38%	1.39%	1.40%	1.40%		1.37%
Ratio of net investment income to average net assets	2.57	%(e)	1.80%	1.16%	1.62%	3.05	%(b)	1.45%
Portfolio turnover rate	8%		9%	12%	7%	16%		9%

(a)	Net investment income per share was calculated using the average shares method.
(b)

For year ended 3/31/09, investment income per share reflects a special dividend which amounted to $0.14 per share. Excluding the special dividend, the ratio of net investment income to average net assets would have been 2.42% per share.

(c)	Amount represents less than $0.01 per share.
(d)	Total return represents aggregate total return for the periods indicated.
(e)	Annualized.

Tweedy, Browne Global Value Fund II – Currency Unhedged

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/12 (Unaudited)		Year Ended 3/31/12	Year Ended 3/31/11	Period Ended 3/31/10(a)
Net asset value, beginning of period/year	$11.69		$11.52	$10.27	$10.00

Income from investment operations:
Net investment income	0.19		0.10	0.08	0.00	(b)
Net realized and unrealized gain (loss) on investments	0.11		0.20	1.25	0.27

Total from investment operations	0.30		0.30	1.33	0.27

Distributions:
Dividends from net investment income	—		(0.08)	(0.07)	0.00	(b)
Distributions from net realized gains	—		(0.05)	(0.01)	—

Total distributions	—		(0.13)	(0.08)	0.00	(b)

Redemption fees(b)	0.00		0.00	0.00	0.00

Net asset value, end of period/year	$11.99		$11.69	$11.52	$10.27

Total return(c)	2.57%		2.68%	13.00%	2.74%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$224,094		$275,337	$95,155	$34,575
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%	1.37%	1.37	%(d)
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.39	%(d)	1.40%	1.58%	2.56	%(d)
Ratio of net investment income to average net assets	2.57	%(d)	1.07%	0.97%	0.04	%(d)
Portfolio turnover rate	17%		5%	2%	0%

(a)	Commenced operations on October 26, 2009.
(b)	Amount represents less than $0.01 per share.
(c)	Total return represents aggregate total return for the periods indicated.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Financial Highlights

Tweedy, Browne Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/12 (Unaudited)		Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10	Year Ended 3/31/09	Year Ended 3/31/08
Net asset value, beginning of period/year	$19.35		$19.46	$19.03	$12.73	$20.90	$24.65

Income from investment operations:
Net investment income	0.14		0.27	0.19	0.24	0.18	0.22
Net realized and unrealized gain(loss) on investments	0.54		0.31	1.45	6.27	(6.22)	(1.43)

Total from investment operations	0.68		0.58	1.64	6.51	(6.04)	(1.21)

Distributions:
Dividends from net investment income	—		(0.25)	(0.20)	(0.21)	(0.20)	(0.19)
Distributions from net realized gains	—		(0.44)	(1.01)	—	(1.93)	(2.35)

Total distributions	—		(0.69)	(1.21)	(0.21)	(2.13)	(2.54)

Net asset value, end of period/year	$20.03		$19.35	$19.46	$19.03	$12.73	$20.90

Total return(a)	3.52%		3.26%	8.77%	51.18%	(30.01)%	(5.41)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$528,956		$480,060	$467,526	$403,043	$304,787	$411,237
Ratio of operating expenses to average net assets	1.39	%(b)	1.40%	1.39%	1.42%	1.41%	1.37%
Ratio of net investment income to average net assets	1.51	%(b)	1.42%	1.02%	1.40%	1.02%	0.83%
Portfolio turnover rate	5%		10%	11%	11%	37%	11%

(a)	Total return represents aggregate total return for the periods indicated.
(b)	Annualized.

Tweedy, Browne Worldwide High Dividend Yield Value Fund

For a Fund share outstanding throughout each period/year.

	Six Months Ended 9/30/12 (Unaudited)		Year Ended 3/31/12	Year Ended 3/31/11	Year Ended 3/31/10	Year Ended 3/31/09	Period Ended 3/31/08(a)
Net asset value, beginning of period/year	$9.75		$9.52	$8.62	$6.09	$9.70	$10.00

Income from investment operations:
Net investment income	0.14		0.20	0.18	0.20	0.22	0.10
Net realized and unrealized gain (loss) on investments	0.13		0.21	0.91	2.53	(3.57)	(0.37)

Total from investment operations	0.27		0.41	1.09	2.73	(3.35)	(0.27)

Distributions:
Dividends from net investment income	(0.13)		(0.18)	(0.19)	(0.20)	(0.26)	(0.03)
Distributions from net realized gains	—		—	—	—	—	—

Total distributions	(0.13)		(0.18)	(0.19)	(0.20)	(0.26)	(0.03)

Redemption fees(b)	0.00		0.00	0.00	0.00	0.00	0.00

Net asset value, end of period/year	$9.89		$9.75	$9.52	$8.62	$6.09	$9.70

Total return(c)	2.88%		4.35%	13.03%	45.19%	(35.25)%	(2.69)%

Ratios/Supplemental Data:
Net assets, end of period/year (in 000s)	$627,458		$537,309	$290,090	$145,094	$79,913	$70,386
Ratio of operating expenses to average net assets	1.37	%(d)	1.37%	1.37%	1.37%	1.37%	1.37	%(d)
Ratio of operating expenses to average net assets excluding recoupments and/or waivers of expenses	1.37	%(d)	1.37%	1.39%	1.46%	1.54%	1.86	%(d)
Ratio of net investment income to average net assets	2.86	%(d)	2.11%	2.00%	2.36%	2.99%	2.38	%(d)
Portfolio turnover rate	6%		6%	16%	18%	38%	2%

(a)	Commenced operations on September 5, 2007.
(b)	Amount represents less than $0.01 per share.
(c)	Total return represents aggregate total return for the periods indicated.
(d)	Annualized.

SEE NOTES TO FINANCIAL STATEMENTS

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

1. Organization

Tweedy, Browne Fund Inc. (the “Company”) is an open-end management investment company registered with the United States (“U.S.”) Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”). The Company was organized as a Maryland corporation on January 28, 1993. Tweedy, Browne Global Value Fund (“Global Value Fund”), Tweedy, Browne Global Value Fund II – Currency Unhedged (“Global Value Fund II – Currency Unhedged”), Tweedy, Browne Value Fund (“Value Fund”), and Tweedy, Browne Worldwide High Dividend Yield Value Fund (“Worldwide High Dividend Yield Value Fund”), (each a “Fund” and together, the “Funds”), are each a diversified series of the Company.

The Funds commenced operations as follows:

Fund	Commencement of Operations
Global Value Fund	06/15/93
Global Value Fund II – Currency Unhedged	10/26/09
Value Fund	12/08/93
Worldwide High Dividend Yield Value Fund	09/05/07

Global Value Fund and Global Value Fund II – Currency Unhedged seek long-term capital growth by investing primarily in foreign equity securities that Tweedy, Browne Company LLC (the “Investment Adviser”) believes are undervalued. Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes are undervalued. Worldwide High Dividend Yield Value Fund seeks long-term capital growth by investing primarily in U.S. and foreign equity securities that the Investment Adviser believes to have above-average dividend yields and valuations that are reasonable.

2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Funds’ Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The Funds’ use of fair value pricing may cause the net asset value of the Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of September 30, 2012. See each respective Portfolio of Investments for details on portfolio holdings.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Global Value Fund
	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks
Japan	$258,137,448	$257,992,846	$144,602	$—
All Other Countries	3,998,934,087	3,998,934,087	—	—
Preferred Stocks	9,468,080	9,468,080	—	—
Registered Investment Company	571,224,628	571,224,628	—	—
U.S. Treasury Bill	124,991,916	—	124,991,916	—

Total Investments in Securities	4,962,756,159	4,837,619,641	125,136,518	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	70,193,687	—	70,193,687	—
Liability
Unrealized depreciation of forward exchange contracts	(42,868,325)	—	(42,868,325)	—

Total	$4,990,081,521	$4,837,619,641	$152,461,880	$—

	Global Value Fund II – Currency Unhedged
	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities	$223,964,423	$223,964,423	$—	$—

	Value Fund
	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks	$443,092,210	$443,092,210	$—	$—
Registered Investment Company	70,444,654	70,444,654	—	—
U.S. Treasury Bill	13,497,746	—	13,497,746	—

Total Investments in Securities	527,034,610	513,536,864	13,497,746	—
Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	4,206,924	—	4,206,924	—
Liability
Unrealized depreciation of forward exchange contracts	(1,332,158)	—	(1,332,158)	—

Total	$529,909,376	$513,536,864	$16,372,512	$—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

	Worldwide High Dividend Yield Value Fund
	Total Value at September 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks	$511,356,053	$511,356,053	$—	$—
Registered Investment Company	103,348,189	103,348,189	—	—
U.S. Treasury Bills	17,997,799	—	17,997,799	—

Total Investments in Securities	$632,702,041	$614,704,242	$17,997,799	$—

The following is a reconciliation of Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value. The Level 3 security listed below was fair valued pursuant to the Funds’ fair value procedures. Its valuation was based on the projected nominal value of the company upon completion of all ongoing litigation.

Equity Securities
Balance as of March 31, 2012	$14,799
Gross sales	(206,705)
Change in unrealized appreciation (depreciation)	191,906

Balance as of September 30, 2012	$ —

The net unrealized losses presented in the table above relate to investments that were held during the six months ended September 30, 2012. Global Value Fund presents these losses on the Statements of Operations as net unrealized appreciation of securities.

Transfers between Level 1 and Level 2 are recognized at the end of the reporting period. As of September 30, 2012, a security with an end of period value of $144,602 held by Global Value Fund was transferred from Level 1 into Level 2 due to a mean price being used. As of September 30, 2012, securities with end of period values of $515,003, $1,975,730 and $8,503,686 held by Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, respectively, were transferred from Level 2 into Level 1, due to active trading volume.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation/(depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss on the Statement of Operations. When the contract is closed, the Funds record a realized gain or loss on the Statement of Operations equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed. The difference between the value of open contracts at September 30, 2012 and the value of the contracts at the time they were opened is included on the Statement of Assets and Liabilities under unrealized appreciation (depreciation) of forward exchange contracts.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Securities Transactions and Investment Income Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. In the case of certain foreign securities, dividend income is recorded as soon after the ex-date as the Funds become aware of such dividend.

Foreign Taxes The Funds may be subject to foreign taxes on dividend and interest income, gains on investments or currency purchase/repatriation, a portion of which may be recoverable. The Funds’ custodian applies for refunds on behalf of each Fund where available. The Funds will accrue such taxes and recoveries as applicable, based on their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Dividends and Distributions to Shareholders Dividends from net investment income, if any, will be declared and paid annually for Global Value Fund, Global Value Fund II – Currency Unhedged, and Value Fund and semi-annually for Worldwide High Dividend Yield Value Fund. Distributions from realized capital gains after utilization of capital loss carryforwards, if any, will be declared and paid annually for each of the Funds. Additional distributions of net investment income and capital gains from the Funds may be made at the discretion of the Board of Directors in order to avoid the application of a 4% non-deductible federal excise tax on certain undistributed amounts of ordinary income and capital gains. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, timing differences and differing characterization of distributions made by the Funds.

Federal Income Taxes    Each Fund has qualified and intends to continue to qualify as a regulated investment company by complying with the requirements of the U.S. Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and by distributing substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Funds are not aware of any events that are reasonably possible to occur in the next twelve months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Funds. However, the Funds’ conclusions may be subject to future review based on changes in, or the interpretation of, the accounting standards or tax laws and regulations. In addition, utilization of any capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes. Each of the Funds’ tax positions for the tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service, state departments of revenue and by foreign tax authorities.

Expenses Expenses directly attributable to each Fund as a diversified series of the Company are charged to such Fund. Other expenses of the Company are allocated to each series based on the average net assets of each series or other equitable allocation method.

3. Investment Advisory Fee, Other Related Party Transactions and Administration Fee

The Company, on behalf of each Fund, has entered into separate investment advisory agreements with the Investment Adviser (each, an “Advisory Agreement”). Under each Advisory Agreement, the Company pays the Investment Adviser a fee at the annual rate of 1.25% of the value of each Fund’s average daily net assets. The fee is payable monthly, provided each Fund will make such interim payments as may be requested by the Investment Adviser not to exceed 75% of the amount of the fee then accrued on the books of the Fund and unpaid. For the six months ended September 30, 2012, the Investment Adviser received $30,196,227, $1,692,672, $3,070,798 and $3,484,568 for Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Investment Adviser has contractually agreed to waive its investment advisory fee and/or to reimburse expenses of Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund to the extent necessary to maintain the total annual fund operating expenses for each Fund (excluding fees and expenses from investments in other investment companies, brokerage, interest, taxes and extraordinary expenses) at no more than 1.37% of each Fund’s average daily net assets. This arrangement will continue at least through December 31, 2013. During the six months ended September 30, 2012, the Investment Adviser waived $28,947 for Global Value Fund II – Currency Unhedged. In this arrangement, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund have agreed, during the two-year period following any waiver or reimbursement by the Investment Adviser, to repay such amount to the extent that after giving effect to such repayment such adjusted total annual fund operating expenses would not exceed 1.37% of each Fund’s average daily net assets on an annualized basis. During the six months ended September 30, 2012, the Investment Adviser recouped $146 for Worldwide High Dividend Yield Value Fund. At September 30, 2012, the amount of potential recovery expiring March 31, 2013, March 31, 2014 and March 31, 2015 on Global Value Fund II – Currency Unhedged was $125,363, $53,134 and $28,947, respectively. At September 30, 2012, the amount of potential recovery expiring March 31, 2013 on Worldwide High Dividend Yield Value Fund was $30,175.

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

The Investment Adviser is reimbursed by the Funds for the cost of settling transactions in U.S. securities for the Funds through its clearing broker. For the six months ended September 30, 2012, Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund reimbursed the Investment Adviser $495, $45, $300 and $360, respectively, for such transaction charges.

As of September 30, 2012, the current and retired managing directors and their families, as well as employees of the Investment Adviser, have approximately $101.0 million, $3.5 million, $59.3 million and $5.7 million of their own money invested in Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively.

The Company, on behalf of the Funds, has entered into an administration agreement (the “Administration Agreement”) with BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation. Under the Administration Agreement, the Company pays BNY Mellon an administration fee and a fund accounting fee computed daily and payable monthly at the following annual rates of the aggregate average daily net assets of the Funds, allocated according to each Fund’s net assets:

	Up to $1 Billion	Between $1 Billion and $5 Billion	Between $5 Billion and $10 Billion	Exceeding $10 Billion
Administration Fees	0.0300%	0.0180%	0.0100%	0.0090%
Accounting Fees	0.0075%	0.0060%	0.0050%	0.0040%

For the period April 17, 2012 through September 30, 2012, the Company paid the Investment Adviser for certain shareholder servicing and administration services provided to the Funds at an annual amount of $475,000, which is allocated pro-rata based on the relative average net assets of the Funds. Prior to April 16, 2012, the Company paid the Investment Advisor an annual amount of $200,000 for these services.

No officer, director or employee of the Investment Adviser, BNY Mellon or any parent or subsidiary of those corporations receives any compensation from the Company for serving as a director or officer of the Company. The Company pays each Independent Director $100,000 annually, to be paid quarterly in $25,000 increments plus out-of-pocket expenses for their services as directors. The Lead Independent Director receives an additional annual fee of $10,000. The annual fee of $100,000 paid to each Independent Director, and the annual fee of $10,000 paid to the Lead Independent Director, is divided proportionately between the Funds.

Bank of New York Mellon Asset Servicing, an indirect, wholly-owned subsidiary of The Bank of New York Mellon Corporation, serves as the Funds’ custodian pursuant to a custody agreement (the “Custody Agreement”). BNY Mellon also serves as the Funds’ transfer agent. The Investment Adviser also serves as the distributor to the Funds and pays all distribution fees. No distribution fees are paid by the Funds.

At September 30, 2012, three shareholders owned 11.3%, 5.8% and 5.6%, respectively, of Global Value Fund II – Currency Unhedged’s outstanding shares; one shareholder owned 7.8% of Value Fund’s outstanding shares; and three shareholders owned 9.4%, 6.1% and 5.6%, respectively of Worldwide High Dividend Yield Value Fund’s outstanding shares. Investment activities of these shareholders could have an impact on each respective Fund.

4. Securities Transactions

The 1940 Act defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by Global Value Fund, as well as transactions that occurred in the securities of such issuers during the six months ended September 30, 2012:

Amount Held at 3/31/12	Name of Issuer	Value at 3/31/12	Purchase Cost	Sales Proceeds	Value at 9/30/12	Shares or Par Amount Held at 9/30/12	Dividend Income 4/1/12 to 9/30/12	Net Realized Gain (Loss) 4/1/12 to 9/30/12
248,117	Siegfried Holding AG	$25,474,645	$6,020,633	$—	$30,361,199	248,117	$272,611	$—
185,918	PubliGroupe SA, Registered	27,542,646	—	—	26,152,756	185,918	1,075,465	—
4,795,392	Sol SPA	26,961,787	—	—	27,144,892	4,795,392	612,274	—
1,111,317	Unidare	14,799	—	206,705	—	—	—	259,745
		$79,993,877	$6,020,633	$206,705	$83,658,847		$1,960,350	$259,745

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

Cost of purchases and proceeds from sales of investment securities, excluding short-term investments, for the six months ended September 30, 2012, are as follows:

	Global Value Fund	Global Value Fund II – Currency Unhedged	Value Fund	Worldwide High Dividend Yield Value Fund
Purchases	$346,573,692	$38,443,476	$25,293,623	$78,023,686
Sales	$405,066,173	$74,844,398	$23,099,098	$27,509,170

5. Capital Stock

The Company is authorized to issue 2.0 billion shares of $0.0001 par value capital stock, of which 600,000,000, 600,000,000, 400,000,000 and 400,000,000 of the unissued shares have been designated as shares of Global Value Fund, Global Value Fund II – Currency Unhedged, Value Fund and Worldwide High Dividend Yield Value Fund, respectively. Redemptions from the Global Value Fund, Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, including exchange redemptions, within 60 days of purchase are subject to a redemption fee equal to 2% of the redemption proceeds, which will be retained by each Fund.

Changes in shares outstanding for the six months ended September 30, 2012 were as follows:

	Global Value Fund
	Shares	Amount
Sold	18,381,380	$432,009,264
Reinvested	—	—
Redeemed	(15,082,603)	(361,942,001)
Net Increase	3,298,777	$70,067,263

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	4,219,715	$47,947,392
Reinvested	—	—
Redeemed	(9,079,986)	(106,276,558)
Net Decrease	(4,860,271)	$(58,329,166)

	Value Fund
	Shares	Amount
Sold	2,641,934	$50,458,380
Reinvested	—	—
Redeemed	(1,035,619)	(20,013,392)
Net Increase	1,606,315	$30,444,988

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	12,172,673	$115,407,642
Reinvested	779,433	7,112,424
Redeemed	(4,598,277)	(43,761,548)
Net Increase	8,353,829	$78,758,518

Changes in shares outstanding for the year ended March 31, 2012 were as follows:

	Global Value Fund
	Shares	Amount
Sold	25,554,118	$587,560,795
Reinvested	7,991,107	174,041,888
Redeemed	(30,103,966)	(692,843,335)
Net Increase	3,441,259	$68,759,348

	Global Value Fund II – Currency Unhedged
	Shares	Amount
Sold	17,861,667	$206,199,250
Reinvested	235,365	2,511,341
Redeemed	(2,807,210)	(31,098,798)
Net Increase	15,289,822	$177,611,793

	Value Fund
	Shares	Amount
Sold	2,897,481	$53,787,654
Reinvested	851,875	15,262,927
Redeemed	(2,962,920)	(54,406,413)
Net Increase	786,436	$14,644,168

	Worldwide High Dividend Yield Value Fund
	Shares	Amount
Sold	29,232,669	$272,213,216
Reinvested	650,987	6,131,527
Redeemed	(5,263,156)	(49,339,704)
Net Increase	24,620,500	$229,005,039

6. Income Tax Information

As of March 31, 2012, Worldwide High Dividend Yield Value Fund had a capital loss carryforward of $8,157,948 expiring in 2018, which may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Code. Utilization of the capital loss carryforwards could be subject to limitations imposed by the Code related to share ownership changes.

Net capital and foreign currency losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Late year capital losses are available to offset future realized capital gains and thereby reduce future capital gains distributions. Late year ordinary losses will offset future net investment income and thereby reduce future ordinary income distributions. For the year ended March 31, 2012, the Funds deferred to April 1, 2012 late year capital and ordinary losses of:

Fund	Late Year Capital Losses	Late Year Ordinary Losses
Global Value Fund	$—	$ —
Global Value Fund II – Currency Unhedged	1,307,863	—
Value Fund	—	—
Worldwide High Dividend Yield Value Fund	570,092	—

TWEEDY, BROWNE FUND INC.

Notes to Financial Statements (Unaudited)

As of September 30, 2012, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$3,476,775,218
Global Value Fund II – Currency Unhedged	$216,606,168
Value Fund	$371,538,534
Worldwide High Dividend Yield Value Fund	$573,204,468

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at September 30, 2012 for each Fund is as follows:

	Gross Appreciation	Gross Depreciation	Net Appreciation
Global Value Fund	$1,594,481,291	$(108,500,350)	$1,485,980,941
Global Value Fund II – Currency Unhedged	$16,970,102	$(9,611,847)	$7,358,255
Value Fund	$160,682,648	$(5,186,572)	$155,496,076
Worldwide High Dividend Yield Value Fund	$67,644,277	$(8,146,704)	$59,497,573

7. Foreign Securities

Investing in securities of foreign companies and foreign governments involves economic and political risks and considerations not typically associated with investing in U.S. companies and the U.S. Government. These considerations include changes in exchange rates and exchange rate controls (which may include suspension of the ability to transfer currency from a given country), costs incurred in conversions between currencies, non-negotiable brokerage commissions, less publicly available information, not generally being subject to uniform standards, practices and requirements with respect to accounting, auditing and financial reporting, lower trading volume, delayed settlements and greater market volatility, the difficulty of enforcing obligations in other countries, less securities regulation, different tax provisions (including withholding on dividends paid to a Fund), war, seizure, political and social instability and diplomatic developments.

8. Derivative Instruments

The Global Value Fund and Value Fund had derivative exposure to forward foreign currency exchange contracts. The Global Value II – Currency Unhedged and Worldwide High Dividend Yield Value Fund had no exposure to derivatives.

The following tables present the value of derivatives held at September 30, 2012 and the effect of derivatives held by primary exposure during the six months ended September 30, 2012. For open contracts at September 30, 2012, see the Portfolio of Investments, which is also indicative of the average activity for the six months ended September 30, 2012.

Statement of Assets and Liabilities

Derivative	Assets Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized appreciation of forward exchange contracts	$70,193,687	$4,206,924

Derivative	Liabilities Location	Global Value Fund	Value Fund
Forward exchange contracts	Unrealized depreciation of forward exchange contracts	$42,868,325	$1,332,158

Statement of Operations

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net realized gain (loss) on	$23,629,476	$521,588

Derivative		Global Value Fund	Value Fund
Forward exchange contracts	Net unrealized appreciation (depreciation) of	$13,627,040	$2,547,204

9. Litigation

Certain holders of notes issued by Tribune Company initiated litigation against Value Fund and thousands of other public shareholders, seeking to recover payments made to Tribune Company shareholders in connection with the 2007 leverage buyout of Tribune Company. Value Fund tendered its shares in a tender offer from Tribune Company and received proceeds of approximately $3.4 million. The plaintiffs allege that the shareholder payments were made in violation of various laws prohibiting constructive fraudulent transfers. The complaints allege no misconduct by Value Fund or any member of the putative defendant class. The outcome of the proceedings cannot be predicted at this time and no contingency has been recorded on the books of Value Fund.

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

1. Portfolio Information

The Company files the Funds’ complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Company’s Form N-Q is available (1) on the SEC’s website at http://www.sec.gov; (2) for review and copying at the SEC’s Public Reference Room (“PRR”) in Washington, DC; or (3) by calling the Fund at 800-432-4789. Information regarding the operation of the PRR may be obtained by calling 202-551-8090.

2. Proxy Voting Information

The policies and procedures that the Company uses to determine how to vote proxies relating to portfolio securities held by the Funds are included in the Company’s Statement of Additional Information, which is available without charge and upon request by calling the Fund at 800-432-4789 or by visiting the Funds’ website at www.tweedy.com. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, at http://www.sec.gov.

3. Advisory Agreement

Approval of the Renewal of the Investment Advisory Agreements for Tweedy, Browne Global Value Fund, Tweedy, Browne Value Fund, Tweedy, Browne Worldwide High Dividend Yield Value Fund and Tweedy, Browne Global Value Fund II – Currency Unhedged

On May 23, 2012, the Tweedy, Browne Fund Inc.’s (the “Company”) Board of Directors (the “Board”), including a majority of the Independent Directors, approved the renewal of the Investment Advisory Agreements (the “Advisory Agreements”) between Tweedy, Browne Company LLC (“Tweedy, Browne”) and the Company on behalf of the Tweedy, Browne Global Value Fund (the “Global Value Fund”), the Tweedy, Browne Value Fund (the “Value Fund”), the Tweedy, Browne Worldwide High Dividend Yield Value Fund (the “Worldwide High Dividend Yield Value Fund”) and the Tweedy, Browne Global Value Fund II – Currency Unhedged (the “Global Value Fund II”) (each a “Fund” and collectively, the “Funds”) for an additional one-year term. In considering whether to approve the continuance of the Advisory Agreements, the Board reviewed materials provided for its evaluation, and the Independent Directors were advised by independent legal counsel with respect to these and other relevant matters. The information, material factors and conclusions that formed the basis for the Board’s approval are described below.

A.	Information Received

During the course of each year, the Board receives a wide variety of materials relating to the services provided by Tweedy, Browne. In considering whether to approve the renewal of the Advisory Agreements, the Board reviewed reports on each Fund’s investment results, portfolio composition, and portfolio trading practices, as well as other information relating to the nature, extent and quality of services provided by Tweedy, Browne to the Funds. In addition, the Board reviewed supplementary information, including comparative industry data with regard to advisory fees and expenses; financial and profitability information regarding Tweedy, Browne; the Form ADV of Tweedy, Browne; sample reports demonstrating Tweedy, Browne’s extensive research process; fact sheets and performance histories for each of the Funds since inception; information for several of Tweedy, Browne’s managed account performance composites; fee schedules; information regarding fees paid to intermediaries; information about the key personnel of Tweedy, Browne; and information concerning Tweedy, Browne’s brokerage services and best execution policy.

In addition to reviewing and evaluating the list of materials described above, the Independent Directors also received assistance and advice regarding legal and industry standards from independent counsel to the Independent Directors. In deciding to recommend the renewal of the Advisory Agreements, the Board did not identify any single factor or particular information that, in isolation, was controlling. This summary describes the most important, but not all, of the factors considered by the Board.

B.	Nature, Extent and Quality of Services

The Board reviewed materials concerning the depth and quality of Tweedy, Browne’s investment management process. The Board considered a variety of services provided by Tweedy, Browne to the Funds over the past year, including: providing “behind the scenes” services, such as those provided by Tweedy, Browne’s order desk, which seeks best prices and execution for Fund portfolio transactions; monitoring the Funds’ service providers and performing shadowing functions; monitoring information with respect to corporate reorganizations involving the Funds’ portfolio companies; preparing the Funds’ semi-annual and annual reports to shareholders; monitoring certain aspects of transfer agency services on a daily basis; assisting brokers, consultants, financial advisors, intermediaries and third party administrators with questions or problems of an operational nature; developing and enforcing procedures to monitor trading activity in the Funds; monitoring the collection of redemption fees for the Global Value Fund, Worldwide High Dividend Yield Value Fund and Global Value Fund II; arranging for proxy voting of portfolio securities; actively monitoring and assessing valuation issues for the Funds; and preparing various regulatory filings for the Funds. The Board noted actions that have been or will be taken in the future by Tweedy, Browne to comply with various new regulatory requirements, including, but not limited to, requirements with respect to the Regulated Investment Company Modernization Act of 2010, new “pay to play” rules for investment advisers, and shareholder cost basis reporting. The Board also considered that Tweedy, Browne had recently added

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

additional staff in direct response to the increased accounting oversight responsibility resulting from the many regulatory changes implemented over the last five years.

In addition, the Board noted that Tweedy, Browne provides a wide variety of administrative services not otherwise provided by third party service providers, including: preparing Board reports; overseeing the preparation and submission of regulatory filings; assisting with the preparation and filing of the Funds’ tax returns; monitoring the registration of shares of the Funds under applicable federal and state securities laws; assisting in the resolution of accounting and legal issues; establishing and monitoring the Funds’ operating budgets; processing the payment of the Funds’ bills; assisting the Funds in, and otherwise arranging for, the payment of distributions and dividends; communicating with the Funds’ shareholders through market commentary; participating in ongoing training and weekly monitoring of BNY Mellon Investment Servicing (U.S.), Inc.’s shareholder services representatives; and generally assisting the Funds in the conduct of their business.

The Board then noted that Tweedy, Browne also serves as the Funds’ distributor and that it acts as the Funds’ introducing broker for substantially all transactions in U.S. equity securities, for which it is reimbursed by the Funds only for settlement costs. The Board noted that Tweedy, Browne does not charge the Funds any separate brokerage commissions for such services, and the Board concluded that this arrangement benefits the Funds and their shareholders by protecting the confidentiality of the Funds’ trading positions. The Board also considered Tweedy, Browne’s commitment to staff development and long-term and contingency planning with regard to its advisory business. The Board noted that notwithstanding the current market environment, Tweedy, Browne has not cut back on personnel or resources.

In considering Tweedy, Browne’s services, both in managing the Funds’ portfolios and in overseeing all areas of the Funds’ business, the Board concluded that Tweedy, Browne was providing essential services to the Funds, and that it is likely that Tweedy, Browne will continue to be in a position to do so for the long-term. Ultimately, the Board concluded that the nature, extent and quality of the services provided by Tweedy, Browne have benefited and likely will continue to benefit the Funds and their shareholders.

C.	Investment Performance

The Board examined the short-term and long-term investment performance of each Fund, both in absolute terms and relative to the performance of perceived direct competitors pursuing comparable investment objectives, as well as to the various benchmarks against which the Funds were compared. In considering the Global Value Fund’s performance, the Board observed that the Fund had exhibited excellent absolute and relative performance, noting that the Fund’s annualized rate of return of 9.83% from inception through March 31, 2012 exceeded the returns of the Morgan Stanley Capital International Europe, Australasia and Far East Index (“MSCI EAFE Index”) in both U.S. dollars and hedged currency for the same period. The Board considered that, over the long-term, the Global Value Fund’s performance had enjoyed favorable performance when compared to other funds in its peer group. The Board noted that the aggregate total return for the Global Value Fund for the 10-year period ended March 31, 2012 exceeded the Morningstar average of all funds in the Foreign Stock Funds category by 36 basis points per year. It was also noted that for the past 3-year, 5-year and 10-year periods the Global Value Fund has been categorized as “low risk” by Morningstar’s Risk Ratings, which means it is in the top 10% of funds within its category with respect to lowest measured risk. The Board discussed the fact that the Funds’ management team was nominated and considered for the Morningstar “Manager of the Year” award in 2008 and was named Morningstar’s International Manager of the Year in 2011 and The Street’s “Best Funds 2012” award winner in the category of International Core Stock for its management of the Global Value Fund.

The Board then considered the Value Fund’s performance, noting that the Fund had enjoyed good relative performance in most measurement periods in comparison to its relevant benchmark indices. In particular, the Board noted that as of March 31, 2012, the Value Fund’s total returns outperformed the S&P 500 Index over the past 3-year, 5-year, 10-year, 15-year and since inception periods. The Board noted that while comparisons to a very elite group of direct competitors have mixed results, the Value Fund has held up well in down market environments. The Board further noted that the Value Fund outperformed its respected group of peers for the past 5-year period, performed in line with its group of peers for the past 3-year period, and underperformed its group of peers for the past 1-year and 10-year periods ending March 31, 2012. The Board also noted that the Value Fund has also been characterized as “low risk” for the last 3-year, 5-year and 10-year periods by Morningstar’s Risk Ratings. The Board considered that the Value Fund was a finalist in the Global Equity category for Standard & Poor’s Mutual Fund Excellence Awards in 2010, which recognizes funds that have achieved the highest overall ranking on the most consistent basis during the previous year.

The Board examined the performance of the Worldwide High Dividend Yield Value Fund, noting that the Fund commenced operations on September 5, 2007. The Board noted that since the Worldwide High Dividend Yield Value Fund’s inception date, the Fund has gained 7.9% compared to a gain of 6.9% for the MSCI World Index (in U.S. $). The Board examined data indicating that for the calendar year 2008, the Worldwide High Dividend Yield Value Fund ranked in the top 12% of all World Stock Funds in the Morningstar Principia Pro database and ranked first in Lipper’s Global Large Cap Value Category. It was noted

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

during 2009, the Worldwide High Dividend Yield Value Fund was up 28.18% compared to a gain of 29.99% for the MSCI World Index (in U.S. $). The Board then considered the long-term performance history of Tweedy, Browne’s Global High Dividend Strategy, which has been implemented by Tweedy, Browne since 1979 and on which the Worldwide High Dividend Yield Value Fund’s investment strategy is based. Since 1979, the Global High Dividend Strategy has produced compounded returns at an annualized rate of return of 13.7% (net of actual and hypothetical fees) which has outpaced the S&P 500 Index and the MSCI World Index (in U.S. $), on an annualized basis over the same period, by 2.20% and 4.10%, respectively.

The Board then examined the performance of the Global Value Fund II, noting that the Fund commenced operations on October 26, 2009. The Board noted that the Global Value Fund II has performed well since its inception, gaining 19.22% compared to 5.56% for the MSCI EAFE Index (in U.S. $) for the period. The Board considered the performance of the Global Value Fund, which is managed using the same philosophy and approach as the Global Value Fund II, and Tweedy, Browne’s unhedged international separate accounts, which provide substantive information about the ability and quality of Tweedy, Browne’s management team and justification for the management of another international fund without a currency hedge. The Board considered that Tweedy, Browne’s International Equity Composite (in U.S. $), which has returns that are similar to those of the Global Value Fund, has outperformed the MSCI EAFE Index (in U.S. $) for the last 1-year, 3-year, 10-year, 15-year and since inception periods ending March 31, 2012. The Board considered that a composite of Tweedy, Browne’s unhedged international separate accounts has exhibited both good absolute and relative performance since inception in July 1995. The composite’s annualized rate of return of 10.3% (after assumed fees and expenses) through March 31, 2012 significantly exceeded relevant indices in both U.S. dollars and hedged currency.

After reviewing each Fund’s performance relative to its direct competitors, comparable investment strategy (in the case of the Worldwide High Dividend Yield Value Fund and Global Value Fund II), and to its benchmark indices over various periods of time, the Board concluded that it was satisfied with each Fund’s performance, and further concluded that Tweedy, Browne’s performance record in managing the Funds warranted the continuation of the Advisory Agreements.

D.	Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Funds, noting that each Fund pays an advisory fee of 1.25% of assets under management. The Board compared such amounts with the average fee and expense levels of funds pursuing comparable investment objectives. After reviewing the Fund-specific fee and expense data, the Board considered the “hidden costs” of mutual funds associated with frequent trading and related tax consequences.

In considering comparative fee data, the Board reviewed the expense ratios for each Fund alongside those of its direct competitors and of its relevant Morningstar category averages. The Board noted that the expense ratios of the Global Value Fund and Worldwide High Dividend Yield Value Fund, respectively, were lower than that of each Fund’s respective Morningstar category. The Board considered that the total expense ratios of the Global Value Fund and Value Fund, respectively, had declined since each Fund’s inception. The Board noted that with respect to the Worldwide High Dividend Yield Value Fund and Global Value Fund II, certain expenses of each Fund had been partially reimbursed by Tweedy, Browne since the Fund’s respective inception in order to assist the Fund in attracting assets. This has resulted in keeping each Fund’s net expenses in line with the expense ratio of the Global Value Fund. The Board compared the advisory fees paid by the Funds against Tweedy, Browne’s standard fee rate for separate account portfolios. The Board compared the Funds’ expense ratios to funds that do not charge Rule 12b-1 fees in excess of 0.25% of assets under management.

After reviewing this fee and expense data, together with the Board’s observation that Tweedy, Browne provided a high level of integrity and service to the Funds’ shareholders, the Board determined that the fees charged under the Advisory Agreements are fair and reasonable.

E.	Adviser Costs, Level of Profits and Economies of Scale

The Board reviewed information regarding Tweedy, Browne’s costs of providing services to the Funds, as well as the resulting level of profits to Tweedy, Browne. In so doing, the Board reviewed materials relating to Tweedy, Browne’s financial condition and reviewed the wide variety of services and intensive research performed for the Funds. The Board noted that Tweedy, Browne has four full time employees devoted to the Funds and one employee who splits her time between the Funds and the Adviser. The Board also considered that, pursuant to a Service Agreement approved annually by the Board, the Funds reimburse Tweedy, Browne on an at cost basis for certain legal compliance, shareholder servicing and fund accounting services performed by three of these full time employees. The Board reviewed profitability data provided by Tweedy, Browne with respect to Tweedy, Browne’s relationship with the Company as a whole, and with each Fund separately.

The Board considered Tweedy, Browne’s research process and, in particular, Tweedy, Browne’s research with respect to non-U.S. securities. The Board also noted that a consequence of Tweedy, Browne’s investment discipline for the Global Value Fund, Value Fund and Global Value Fund II, which

TWEEDY, BROWNE FUND INC.

Other Information (Unaudited)

focus on smaller and medium market capitalization issues, is that its cost of research per dollar is likely to be higher than would be the case for an investment adviser that invests in concentrated positions and/or only in larger market capitalization companies. The Board noted that this research process is likely not conducive to economies of scale that would be potentially realizable in the management of large pools of capital invested in large market capitalization stocks. With respect to the Worldwide High Dividend Yield Value Fund, the Board noted that although the Fund has a higher proportion of large market capitalization holdings, Tweedy, Browne must still perform extensive research regarding companies that pay above-average dividends and that satisfy a different level of undervaluation than Tweedy, Browne requires for the other Funds. The Board determined that such research strategy would therefore not be less intensive or less expensive than that employed by Tweedy, Browne on behalf of the other three Funds. The Board concluded that Tweedy, Browne’s profitability from its client relationships, including its relationship with the Funds, is reasonable.

F.	Ancillary Benefits

The Board considered a variety of other benefits received by Tweedy, Browne as a result of its relationship with the Funds, including benefits derived by Tweedy, Browne from “soft dollar” arrangements with broker-dealers. The Board considered materials concerning Tweedy, Browne’s brokerage allocation policies. The Board also reviewed Tweedy, Browne’s policies and procedures prohibiting the use of brokerage commissions to finance the distribution of fund shares.

G.	Conclusion

Based on its review, including consideration of each of the factors noted above, the Board concluded that the nature, extent and quality of the services rendered to the Funds favored renewal of the Advisory Agreements. The Board concluded that the Advisory Agreements continued to be fair and reasonable to the Funds and their shareholders, that the Funds’ shareholders received reasonable value in return for the advisory fees and other amounts paid to Tweedy, Browne by the Funds, and that the renewal of the Advisory Agreements at the present contractual rates was in the best interests of the Funds and their shareholders.

TWEEDY, BROWNE FUND INC.

350 Park Avenue, New York, NY 10022

800-432-4789

www.tweedy.com

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President
(principal executive officer)

Date	November 29, 2012

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer
(principal financial officer)

Date	November 29, 2012

* Print the name and title of each signing officer under his or her signature.